GENERAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
General Information
Schedule of interests in subsidiaries	Interests held by Kyivstar Group
in its principal subsidiaries as of June 30:

	2026		2025
Name	Interest	Country of operation	Interest	Country of operation

JSC Kyivstar	99.995%	Ukraine	99.995%	Ukraine
LLC Kyivstar.Tech	100.00%	Ukraine	100.00%	Ukraine
LLC Helsi Ukraine *	97.99%	Ukraine	97.99%	Ukraine
LLC Lan Trace****	100.00%	Ukraine	100.00%	Ukraine
LLC Uklon Corporate *	97.00%	Ukraine	97.00%	Ukraine
LLC Uklon Tech *	97.00%	Ukraine	97.00%	Ukraine
LLC Uklon Ltd *	97.00%	Cyprus	97.00%	Cyprus
Uklon LLC (100.00% subsidiary of LLC Uklon Ltd)	100.00%	Uzbekistan	100.00%	Uzbekistan
Kyivstar Holdings B.V.***	100.00%	Netherlands	100.00%	Netherlands
Kyivstar Cayman Corp.**	—	—	100.00%	Cayman Islands
SUNVIN 11 LLC	100.00%	Ukraine	100.00%	Ukraine
LLC ISP Shtorm	100.00%	Ukraine	—	—
LLC MTPK	100.00%	Ukraine	—	—
LLC Farmel (100.00% subsidiary of LLC MTPK)	100.00%	Ukraine	—	—
LLC Farma Studio (100.00% subsidiary of LLC MTPK)	100.00%	Ukraine	—	—
LLC Energy Space	100.00%	Ukraine	—	—
LLC Ternovytsia Solar Plus	100.00%	Ukraine	—	—
LLC Energopostach-Plus	100.00%	Ukraine	—	—
LLC Lightfull	100.00%	Ukraine	—	—
LLC Sunlight Generation	100.00%	Ukraine	—	—
LLC Ternovytsia Solar	100.00%	Ukraine	—	—
*In each of these subsidiaries, a symmetrical put and call option agreement for the remaining ownership interest exists. As a result, on each respective acquisition date, the Company determined that it had a present ownership interest in the remaining ownership percentage and has consolidated these subsidiaries fully at 100%.
**The entity was liquidated on January 28, 2026.
***Name of VEON Holdings B.V. has been changed to Kyivstar Holdings B.V., effective February 10, 2026.
****The merger of LLC “Lan Trace” into JSC Kyivstar was registered on July 3, 2026. As a result, LLC “Lan Trace” is in the process of liquidation through merger.